Investments in Associates and Joint Ventures - Major Associates and Joint Venture (Detail)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.686%	[1]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	Hong Kong, PRC		Hong Kong, PRC
Percentage of equity interest held	29.59%	[2]	29.59%
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	35.00%		35.00%
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	43.86%		43.86%
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	PRC		PRC
Percentage of equity interest held	10.29%	[3]	10.29%
Joy City Commercial Property Fund L P [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Place of incorporation	The British Cayman Islands		The British Cayman Islands
Percentage of equity interest held	66.67%
Percentage of equity interest held	66.67%		66.67%
Mapleleaf century limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of equity interest held	75.00%
Country of incorporation	The British Virgin Islands		The British Virgin Islands
Percentage of equity interest held	75.00%		75.00%

[1]	The 2019 final dividend of RMB0.0639 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 23 June 2020. The Company received a cash dividend of RMB550 million.
[2]	The 2019 final dividend of HKD0.026 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2020. The Company received a cash dividend equivalent to RMB54 million. The 2020 interim dividend of HKD0.062 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 17 August 2020. The Company received a cash dividend equivalent to RMB124 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2020, the stock price of Sino-Ocean was HKD1.55 per share. As at 31 December 2019, the cumulative impairment loss of RMB2.51 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 30 June 2020. A further impairment loss of RMB707 million was recognised for this investment valued using the discounted future cash flow method. On 31 December 2020, the Group continued to perform an impairment test to this investment and no further impairment loss should be made, which involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2019: 10% for properties under development and 8% for investment properties).
[3]	The 2019 final dividend of RMB0.0604 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 22 May 2020. The Company received a cash dividend of RMB193 million. On 31 December 2020, China Unicom’s share price was RMB4.46 per share.